Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Mar. 31, 2014 CNY (¥) ¥ / shares	Mar. 31, 2013 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 102,456	¥ 635,122	¥ 572,857	¥ 526,123
Direct costs	(21,070)	(130,611)	(106,225)	(106,621)
Gross profit	81,386	504,511	466,632	419,502
Operating expenses
Research and development	(1,598)	(9,907)	(9,773)	(8,459)
Sales and marketing	(20,637)	(127,927)	(112,689)	(93,684)
General and administrative	(21,242)	(131,681)	(112,244)	(108,045)
Total operating expenses	(43,477)	(269,515)	(234,706)	(210,188)
Operating income	37,909	234,996	231,926	209,314
Other expense, net
Interest income	2,944	18,252	16,870	15,064
Interest expense	(16,309)	(101,102)	(70,075)	(70,097)
Exchange (loss)/gain	(37)	(231)	80	(984)
Dividend income	378	2,344	9,911	4,685
Others	139	861	2,212	203
Total other expense, net	(12,885)	(79,876)	(41,002)	(51,129)
Income before income tax	25,024	155,120	190,924	158,185
Income tax expense	(7,635)	(47,327)	(58,398)	(38,543)
Net income	17,389	107,793	132,526	119,642
Net income attributable to non-controlling interests	(81)	(501)	(623)	(7,195)
Net income attributable to China Cord Blood Corporation's shareholders	$ 17,308	¥ 107,292	¥ 131,903	¥ 112,447
Net income per share: Attributable to ordinary shares
Basic | (per share)	$ 0.22	¥ 1.36	¥ 1.60	¥ 1.49
Diluted | (per share)	$ 0.22	¥ 1.36	¥ 1.60	¥ 1.49
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	$ 749	¥ 4,642	¥ 8,299	¥ 1,296
Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	(4,142)	(25,675)	57,708	(9,120)
Comprehensive income	13,996	86,760	198,533	111,818
Comprehensive income attributable to non-controlling interests	(81)	(501)	(623)	(7,172)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 13,915	¥ 86,259	¥ 197,910	¥ 104,646